Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Payable And Accrued Liabilities
	2017	2016
Trade accounts payable	$38,288	$39,415
Accrued royalties	8,011	2,823
Accrued liabilities	16,644	22,492
	$62,943	$64,730